Subsequent Event - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended			12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012	Oct. 17, 2014 Subsequent Event
Subsequent Event [Line Items]
Lease commencement date						Fourth quarter of 2014
Lease term						4 years 6 months
Lease extension term						5 years
Annual lease payments	$ 2.2	$ 1.1	$ 0.1	$ 1.3	$ 0.1	$ 1.2